CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			27 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Revenues:
Storage rental	$ 751,070	$ 708,056	$ 2,870,119	$ 2,754,091	$ 2,681,087
Service	496,976	373,984	1,621,412	1,393,179	1,581,497
Total Revenues	1,248,046	1,082,040	4,491,531	4,147,270	4,262,584
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	546,622	451,909	1,887,229	1,757,342	1,833,315
Selling, general and administrative	280,723	258,723	1,022,559	949,215	991,664
Depreciation and amortization	183,615	165,642	680,422	652,069	658,201
Acquisition and Integration Costs	15,661	0	12,764	0	13,293
Restructuring Charges	0	39,811	206,426	194,396	48,597	$ 449,419
Intangible impairments			0	23,000	0
(Gain) loss on disposal/write-down of property, plant and equipment, net	(705)	(4,451)	(172,041)	(363,537)	(63,824)
Total Operating Expenses	1,025,916	911,634	3,637,359	3,212,485	3,481,246
Operating (Loss) Income	222,130	170,406	854,172	934,785	781,338
Interest Expense, Net (includes Interest Income of $7,341, $8,312 and $6,559 in 2021, 2020 and 2019, respectively)	114,442	104,422	417,961	418,535	419,298
Other (Income) Expense, Net	55,901	4,713	(192,804)	143,545	33,898
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes			629,015	372,705	328,142
Provision (Benefit) for Income Taxes	10,080	14,640	176,290	29,609	59,931
Income (Loss) from Continuing Operations			452,725	343,096	268,211
Income (Loss) from Discontinued Operations, Net of Tax			0	0	104
Net Income (Loss)	41,707	46,631	452,725	343,096	268,315
Less: Net Income (Loss) Attributable to Noncontrolling Interests	(592)	1,028	2,506	403	938
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 42,299	$ 45,603	$ 450,219	$ 342,693	$ 267,377
Earnings (Losses) per Share:
Net income (loss) per share attributable to Iron Mountain Incorporated -basic (in dollars per share)	$ 0.15	$ 0.16	$ 1.56	$ 1.19	$ 0.93
Net income (loss) attributable to iron mountain incorporated - dilute (in dollars per share)	$ 0.14	$ 0.16	$ 1.55	$ 1.19	$ 0.93
Weighted Average Common Shares Outstanding:
Weighted average common shares outstanding-basic (in shares)	290,328,000	288,756,000	289,457,000	288,183,000	286,971,000
Weighted average common shares outstanding-diluted (in shares)	291,845,602	289,528,287	290,975,090	288,643,190	287,686,944